VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
($ reported in thousands)

	Shares	Value
Common Stocks—98.9%
Communication Services—3.8%
AST SpaceMobile, Inc. Class A(1)	31,753	$2,631
Live Nation Entertainment, Inc.(1)	38,509	5,873
Reddit, Inc. Class A(1)	29,557	3,980
TKO Group Holdings, Inc. Class A	17,086	3,446
		15,930

Consumer Discretionary—21.2%
Burlington Stores, Inc.(1)	14,628	4,760
Carvana Co. Class A(1)	23,337	7,337
Coupang, Inc. Class A(1)	233,435	4,407
Darden Restaurants, Inc.	25,389	4,977
Deckers Outdoor Corp.(1)	41,907	4,194
DR Horton, Inc.	21,827	2,995
Expedia Group, Inc.	29,849	6,892
Ferrari N.V.	9,283	3,142
Hilton Worldwide Holdings, Inc.	41,790	12,708
Ralph Lauren Corp. Class A	8,739	3,006
Royal Caribbean Cruises Ltd.	43,013	11,836
SharkNinja, Inc.(1)	47,029	4,980
Somnigroup International, Inc.	41,507	3,068
Tapestry, Inc.	32,007	4,517
Tractor Supply Co.	84,851	3,844
Ulta Beauty, Inc.(1)	5,267	2,753
Wayfair, Inc. Class A(1)	33,598	2,527
Wingstop, Inc.	11,274	1,747
		89,690

Consumer Staples—0.4%
Estee Lauder Cos., Inc. (The) Class A	20,932	1,502
Energy—1.7%
Solaris Energy Infrastructure, Inc. Class A	27,283	1,542
Texas Pacific Land Corp.	11,678	5,542
		7,084

Financials—6.4%
Affirm Holdings, Inc. Class A(1)	36,153	1,657
Ares Management Corp. Class A	65,653	7,163
Fifth Third Bancorp	113,656	5,280
	Shares	Value

Financials—continued
Figure Technology Solutions, Inc. Class A(1)	20,382	$692
LPL Financial Holdings, Inc.	19,260	5,794
MSCI, Inc. Class A	12,189	6,570
		27,156

Health Care—11.2%
Alnylam Pharmaceuticals, Inc.(1)	18,258	6,041
Cencora, Inc.	32,185	10,111
Dexcom, Inc.(1)	54,175	3,402
IDEXX Laboratories, Inc.(1)	13,248	7,444
Insmed, Inc.(1)	19,905	3,255
Insulet Corp.(1)	11,947	2,507
Mettler-Toledo International, Inc.(1)	3,240	4,086
Natera, Inc.(1)	21,481	4,296
Neurocrine Biosciences, Inc.(1)	20,606	2,715
Veeva Systems, Inc. Class A(1)	19,579	3,439
		47,296

Industrials—28.4%
Axon Enterprise, Inc.(1)	20,335	8,636
C.H. Robinson Worldwide, Inc.	23,244	3,860
Carpenter Technology Corp.	7,994	3,151
Comfort Systems USA, Inc.	2,896	3,994
Fair Isaac Corp.(1)	5,646	6,027
Ferguson Enterprises, Inc.	18,811	4,388
HEICO Corp.	16,795	4,605
Howmet Aerospace, Inc.	64,053	14,762
Knight-Swift Transportation Holdings, Inc. Class A	51,901	2,988
Quanta Services, Inc.	27,744	15,232
Rocket Lab Corp.(1)	69,964	4,493
Rockwell Automation, Inc.	13,704	4,918
Sterling Infrastructure, Inc.(1)	13,810	5,624
Trane Technologies plc	13,419	5,592
United Rentals, Inc.	7,261	5,290
Vertiv Holdings Co. Class A	77,108	19,322
Westinghouse Air Brake Technologies Corp.	29,078	7,267
		120,149

Information Technology—20.2%
Astera Labs, Inc.(1)	25,206	2,763
Circle Internet Group, Inc. Class A(1)	26,902	2,567
Cloudflare, Inc. Class A(1)	62,924	12,984
	Shares	Value

Information Technology—continued
Crowdstrike Holdings, Inc. Class A(1)	8,611	$3,362
Datadog, Inc. Class A(1)	49,008	5,785
Entegris, Inc.	39,538	4,635
Fabrinet(1)	7,080	3,692
HubSpot, Inc.(1)	8,459	2,065
Jabil, Inc.	19,983	5,308
Lam Research Corp.	20,312	4,340
Lumentum Holdings, Inc.(1)	4,701	3,304
Manhattan Associates, Inc.(1)	21,648	2,882
Marvell Technology, Inc.	23,989	2,376
Microchip Technology, Inc.	66,299	4,284
Monolithic Power Systems, Inc.	13,106	14,329
TE Connectivity plc	26,472	5,533
Teledyne Technologies, Inc.(1)	6,572	3,976
Unity Software, Inc.(1)	62,166	1,364
		85,549

Real Estate—2.5%
CBRE Group, Inc. Class A(1)	27,934	3,784
Jones Lang LaSalle, Inc.(1)	14,866	4,524
Zillow Group, Inc. Class A(1)	49,000	2,028
		10,336

Utilities—3.1%
NRG Energy, Inc.	31,875	4,658
Vistra Corp.	56,271	8,459
		13,117

Total Common Stocks (Identified Cost $352,135)		417,809

Total Long-Term Investments—98.9% (Identified Cost $352,135)		417,809

TOTAL INVESTMENTS—98.9% (Identified Cost $352,135)		$417,809
Other assets and liabilities, net—1.1%		4,844
NET ASSETS—100.0%		$422,653

Abbreviations:
MSCI	Morgan Stanley Capital International
plc	Public Limited Company

Footnote Legend:
(1)	Non-income producing.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
SCHEDULE OF INVESTMENTS (Unaudited) (Continued)
March 31, 2026
($ reported in thousands)
The following table summarizes the value of the Fund’s investments as of March 31, 2026, based on the inputs used to value them (See Security Valuation Note 1 in the Notes to Schedule of Investments):
	Total Value at March 31, 2026	Level 1 Quoted Prices
Assets:
Equity Securities:
Common Stocks	$417,809	$417,809
Total Investments	$417,809	$417,809
There were no securities valued using significant observable inputs (Level 2) or significant unobservable inputs (Level 3) at March 31, 2026.
There were no transfers into or out of Level 3 related to securities held at March 31, 2026.
See Notes to Schedule of Investments

VIRTUS Silvant Mid-Cap Growth Fund
NOTES TO SCHEDULE OF INVESTMENTS (Unaudited)
March 31, 2026
Note 1. Security Valuation
The Fund’s Board of Trustees has designated the investment adviser as the valuation designee to perform fair valuations pursuant to Rule 2a-5 under the Investment Company Act of 1940. The Fund utilizes a fair value hierarchy which prioritizes the inputs to valuation techniques used to measure fair value into three broad levels. The Fund’s policy is to recognize transfers into or out of Level 3 at the end of the reporting period.
• Level 1 – quoted prices in active markets for identical securities (security types generally include listed equities).
• Level 2 – prices determined using other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).
• Level 3 – prices determined using significant unobservable inputs (including the investment adviser’s Valuation Committee’s own assumptions in determining the fair value of investments).
A description of the valuation techniques applied to the Fund’s major categories of assets and liabilities measured at fair value on a recurring basis is as follows:
Equity securities are valued at the official closing price (typically last sale) on the exchange on which the securities are primarily traded or, if no closing price is available, at the last bid price and are categorized as Level 1 in the hierarchy. Illiquid, restricted equity securities and illiquid private placements are internally fair valued by the investment adviser’s Valuation Committee, and are generally categorized as Level 3 in the hierarchy.
Certain non-U.S. securities may be fair valued in cases where closing prices are not readily available or are deemed not reflective of readily available market prices. For example, significant events (such as movement in the U.S. securities market, or other regional and local developments) may occur between the time that non-U.S. markets close (where the security is principally traded) and the time that the Fund calculates its net asset value (“NAV”) at the close of regular trading on the New York Stock Exchange (“NYSE”) (generally 4 p.m. Eastern time) that may impact the value of securities traded in these non-U.S. markets. In such cases, the Fund fair value non-U.S. securities using an independent pricing service which considers the correlation of the trading patterns of the non-U.S. security to the intraday trading in the U.S. markets for investments such as American Depositary Receipts, financial futures, Exchange-Traded Funds (“ETFs”), and certain indexes, as well as prices for similar securities. Such fair valuations are categorized as Level 2 in the hierarchy. Because the frequency of significant events is not predictable, fair valuation of certain non-U.S. common stocks may occur on a frequent basis.
Debt instruments, including convertible bonds, restricted securities, and leveraged loan are valued based on either evaluated or composite quotations received from independent pricing services or from dealers who make markets in such securities. For most bond types, the pricing service utilizes matrix pricing that considers one or more of the following factors: yield or price of bonds of comparable quality, coupon, maturity, current cash flows, type, activity of the underlying equities, and current day trade information, as well as dealer supplied prices. These valuations are generally categorized as Level 2 in the hierarchy. Structured debt instruments, such as mortgage-backed and asset-backed securities may also incorporate collateral analysis and utilize cash flow models for valuation and are generally categorized as Level 2 in the hierarchy. Pricing services do not provide pricing for all securities and therefore indicative bids from dealers are utilized which are based on pricing models used by market makers in the security and are generally categorized as Level 2 in the hierarchy. Debt instruments that are internally fair valued by the investment adviser’s Valuation Committee are generally categorized as Level 3 in the hierarchy.
Listed derivatives, such as options, that are actively traded are valued at the last posted settlement price from the exchange where they are principally traded and are categorized as Level 1 in the hierarchy. Over-the-counter derivative contracts, which include forward currency contracts and equity-linked instruments, do not require material subjectivity as pricing inputs are observed from actively quoted markets and are categorized as Level 2 in the hierarchy.
Investments in open-end mutual funds are valued at NAV. Investments in closed-end funds and ETFs are valued as of the close of regular trading on the NYSE each business day. Each is categorized as Level 1 in the hierarchy.
A summary of the inputs used to value the Fund’s net assets by each major security type is disclosed at the end of the Schedule of Investments for the
Fund. The inputs or methodologies used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
For additional information about significant accounting policies, refer to the Fund’s most recent semi or annual financial statements.